Note 6. Related Party Transactions	12 Months Ended
Nov. 30, 2018
Notes
Note 6. Related Party Transactions

Note 5.   Related Party Transactions

In support of the Company's efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. The Company engaged in various note payable transactions with related parties during the years ended November 30, 2018 and 2017 (See Note 4 (a) and 4 (c)).